Supplement dated April 4, 2014 to the Wilmington Funds (the “Trust”)

Prospectus dated August 31, 2013 (the “Prospectus”)

Effective April 4, 2014, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Addition of Sub-Advisor

Effective April 4, 2014, Carl M. Loeb Advisory Partners L.P., (d/b/a) Loeb King Capital Management (“Loeb King”) will become a sub-advisor to the Wilmington Multi-Manager Alternatives Fund (the “Fund”).

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on page 28 of the Prospectus:

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Acuity Capital Management, LLC (“Acuity”), Calypso Capital Management, LP (“Calypso”), Carl M. Loeb Advisory Partners L.P., (d/b/a) Loeb King Capital Management (“Loeb King”), Parametric Risk Advisers (“Parametric RA”) and P/E Global LLC (“PE Global”).

Portfolio Managers	Title	Service Date (with the Fund)
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
Greg Silberman, CA (SA), CFA	Vice President at WTIA	2012
Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2012
David J. Harris	Managing Member and Portfolio Manager at Acuity	2012
Howard M. Needle	Managing Member and Portfolio Manager at Acuity	2012
Casey Gard	Managing Partner and Portfolio Manager at Calypso	2012
Gideon J. King	Chief Executive Officer and Chief Investment Officer at Loeb King	2014
Blaine G. Marder, CFA	Portfolio Manager at Loeb King	2014
Brian T. Anderson	Portfolio Manager at Loeb King	2014
Brian Gottlieb	Portfolio Manager at Loeb King	2014
Adam Weingarten	Portfolio Manager at Loeb King	2014
Coleman Kennedy	Portfolio Manager at Loeb King	2014
Ken Everding	Managing Director and Portfolio Manager at Parametric RA	2012
Jonathan Orseck	Managing Director and Portfolio Manager at Parametric RA	2012
Warren S. Naphtal	Chief Investment Officer at PE Global	2013
J. Richard Zecher, PhD	Strategist and Risk Manager at PE Global	2013

The following paragraph is added to pages 112-114 of the Prospectus under the sub-section entitled “Sub-Advisors”:

Carl M. Loeb Advisory Partners L.P., (d/b/a) Loeb King Capital Management (“Loeb King”) sub-advises a portion of the Multi-Manager Alternatives Fund. Loeb King, located at 125 Broad Street, 14th Floor, New York, New York 10004 is a registered investment advisor. As of December 31, 2013, Loeb King had assets under management of approximately $730 million.

The following amends and replaces information on page 114 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities” for the Fund:

Multi-Manager Alternatives Fund – Thomas R. Pierce, CFA, Greg Silberman, CFA, CA( SA) and Joshua A. Savadove, CFA, CAIA of WTIA are responsible for the day-today-management of the Multi-Manager Alternatives Fund. Howard M. Needle and David J. Harris are responsible for the day-to-day management of any portion of the Fund allocated to Acuity Capital. Casey Gard is responsible for the day-to-day management of any portion of the Fund allocated to Calypso. Gideon J. King, Blaine G. Marder, CFA, Brian T. Anderson, Brian Gottlieb, Adam Weingarten, and Coleman Kennedy are responsible for the day-to-day management of any portion of the Fund allocated to Loeb King. Ken Everding and Jonathan Orseck are responsible for the day-to-day management of any portion of the Fund allocated to Parametric RA. Warren S. Naphtal and J. Richard Zecher, PhD are responsible for the day-to-day management of any portion of the Fund allocated to PE Global.

The following biographies are added to pages 115-121 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies”:

Gideon J. King, Chief Executive Officer and Chief Investment Officer of Loeb King, joined Loeb King in 1993. In 2010, Mr. King entered into an agreement with Loeb Holding Corporation, where he became a roughly 50% owner of Loeb King. Mr. King holds a BA from Northwestern University.

Blaine G. Marder, CFA, Managing Director and Portfolio Manager of Event-Driven and Value investing at Loeb King. Prior to joining Loeb King in 2004, Mr. Marder was a Senior Analyst at Seminole Capital Partners in New York. Mr. Marder holds a BS from the University of Maryland and an MBA from The Wharton School of the University of Pennsylvania.

Brian T. Anderson, Portfolio Manager of Non-US Arbitrage and Special Situations at Loeb King. Prior to joining Loeb King in 1999, Mr. Anderson was an Analyst at Twin Capital Management. Mr. Anderson holds a BS from the University of Connecticut and earned an MBA from New York University’s Stern School of Business.

Brian Gottlieb, Portfolio Manager of US Arbitrage at Loeb King. Prior to joining Loeb King in 2013, Mr. Gottlieb was Principal and Portfolio Manager of Quaker Drive Capital. Before Quaker Drive Capital, Mr. Gottlieb was Portfolio Manager and Head of Event-Driven Equities at Scoggin Capital Management, which he joined in 2003. Mr. Gottlieb began his career as an M&A attorney at Wachtell, Lipton, Rosen & Katz. Mr. Gottlieb holds a BA from Rutgers College and a JD from New York University School of Law.

Adam Weingarten, Portfolio Manager of Credit at Loeb King. Prior to joining Loeb King in 2011, Mr. Weingarten was a High Yield Credit Research Analyst at Chapdelaine Credit Partners (CCP) from 2010-2011. Prior to CCP, Mr. Weingarten was an Investment Associate at Highstar Capital from 2006-2009. Mr. Weingarten holds a BA from the University of Michigan.

Coleman W. Kennedy, Portfolio Manager of Event Driven-Healthcare and Biotech at Loeb King. Prior to joining Loeb King in 2012, Mr. Kennedy was an associate at Fried, Frank, Harris, Shriver & Jacobson LLP from 2007-2010. Mr, Kennedy holds a BA from Brown University, a JD from Fordham University, and an MA in Integrative Biology from the University of California at Berkeley.

Please keep this Supplement for future reference.

SP-WT-SUP-001-314

Supplement dated April 4, 2014 to the Wilmington Funds (the “Trust”)

Statement of Additional Information dated August 31, 2013 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund (the “Fund”)

Effective April 4, 2014, Carl M. Loeb Advisory Partners L.P., (d/b/a) Loeb King Capital Management (“Loeb King”) will become a sub-advisor to the Fund.

The following amends and replaces the information pertaining to the Fund on page 96 of the SAI:

Multi-Manager Alternatives Fund

Each of Acuity Capital Management, LLC (“Acuity”), Calypso Capital Management, LP (“Calypso”), Loeb King Capital Management (“Loeb King”), TIG Advisors, LLC (“TIG”), Parametric Risk Advisers (“Parametric RA”) and P/E Global LLC (“PE Global”) act as sub-advisors to the Fund. WFMC does not currently allocate any assets to TIG.

Acuity is located at 60 Arch Street, Greenwich, CT 06830. Howard M. Needle and David J. Harris each may be deemed to control Acuity by virtue of owning greater than 25% of Acuity.

Calypso is located at 135 East 57th Street, 20th Floor, New York, NY 10022. Casey Gard may be deemed to control Calypso by virtue of owning greater than 25% of its general partner.

Loeb King is located at 125 Broad Street, 14th Floor, New York, New York 10004. Loeb King may be deemed to be controlled by (i) Carl M. Loeb Management Holding LLC by virtue of its status as general partner of Loeb King and (ii) LB Partners, L.P. and Carl M. Loeb & Co. LLC, each by virtue of their direct or indirect ownership of at least 25% of Loeb King’s voting securities. Gideon J. King is the sole owner of LB Partners, L.P., and Thomas L. Kempner controls a majority of the outstanding voting securities of Carl M. Loeb & Co. LLC.

TIG is located at 520 Madison Avenue, 26th Floor, New York, NY 10022. Carl H. Tiedman may be deemed to control TIG by virtue of owning greater than 25% of TIG.

Parametric RA is located at 518 Riverside Avenue, 1st Floor, Westport, CT 06880.

PE Global is located at 75 State Street, 31st Floor, Boston, MA 02109.

The Fund is directly responsible for paying the following sub-advisors the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-advisor:

SUB-ADVISOR	SUBADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Acuity	1.00%
Calypso	1.00%
Loeb King	1.05% on first $100 million of assets; and 1.00% on assets in excess of $100 million.
Parametric RA	0.90%
PE Global	1.00%
TIG	1.00%

Of the 2.26% management fee disclosed in the Fund’s fee table in the summary prospectus, 1.26% may be allocated to sub-advisers (other than WTIA) that assist in managing the Fund’s assets.

The following information is added to pages 121-126 of the SAI:

Loeb King Capital Management (Loeb King)

Gideon J. King

Other Accounts Managed (As of December 31, 2013)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/ $118,262,180	0
Other Pooled Investment Vehicles	3/ $576,973,324	3/ $576,973,324
Other Accounts	1/ $75,075,365	0

Dollar value of shares owned in the Multi-Manager Alternatives Fund: None.

Blaine G. Marder, CFA

Other Accounts Managed (As of December 31, 2013)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/ $118,262,180	0
Other Pooled Investment Vehicles	5/ $604,322,044	5/ $604,322,044
Other Accounts	2/ $85,235,555	1/ $10,159,190

Dollar value of shares owned in the Multi-Manager Alternatives Fund: None.

Brian T. Anderson

Other Accounts Managed (As of December 31, 2013)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/ $118,262,180	0
Other Pooled Investment Vehicles	3/ $579,776,507	3/ $579,776,507
Other Accounts	1/ $75,075,365	0

Dollar value of shares owned in the Multi-Manager Alternatives Fund: None.

Loeb King Capital Management (Loeb King)

Brian Gottlieb

Other Accounts Managed (As of December 31, 2013)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/ $118,262,180	0
Other Pooled Investment Vehicles	3/ $576,973,324	3/ $576,973,324
Other Accounts	1/ $75,075,365	0

Dollar value of shares owned in the Multi-Manager Alternatives Fund: None.

Adam Weingarten

Other Accounts Managed (As of December 31, 2013)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/ $118,262,180	0
Other Pooled Investment Vehicles	3/ $576,973,324	3/ $576,973,324
Other Accounts	1/ $75,075,365	0

Dollar value of shares owned in the Multi-Manager Alternatives Fund: None.

Coleman W. Kennedy

Other Accounts Managed (As of December 31, 2013)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/ $118,262,180	0
Other Pooled Investment Vehicles	3/ $576,973,324	3/ $576,973,324
Other Accounts	1/ $75,075,365	0

Dollar value of shares owned in the Multi-Manager Alternatives Fund: None.

Compensation

Key personnel of Loeb King are compensated with a base salary and discretionary bonus. Compensation of analysts/portfolio manager is generally not calculated based on the profit or loss incurred as a result of their individual investment recommendations but rather on the quality of their work over the course of the year, as is the case with non-investment personnel. The Firm also has a deferred compensation plan whereby key members of the investment and management team are awarded interests in the funds.

Material Conflicts of Interest

A Portfolio Manager may be subject to potential conflicts of interest because the Portfolio Manager is responsible for other accounts in addition to the Fund. Those other accounts may include another mutual fund, separately managed advisory accounts and the personal accounts of the Portfolio Manager.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees. This could create conflicts of interest because the Funds’ Portfolio Manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate the opportunity among multiple accounts. In addition, the Portfolio Manager may execute transactions for another account that may adversely impact the value of securities held by the Fund.

However, Loeb King believes that these risks are mitigated by the fact that accounts with the same investment strategies or which hold the same securities are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or other limitations applicable only to certain accounts, as well as differences in each account’s initial holdings, cash flow, account size and other factors. In addition, Loeb King has adopted trade allocation procedures that require equitable allocation of trades for a particular security among participating accounts over time and a Code of Ethics that addresses possible conflicts between personal trades and client trades.

The following amends and replaces the “Addresses” information pertaining to Sub-Advisors to the Fund in the SAI:

Sub-advisors to Wilmington Multi-Manager Alternatives Fund

Acuity Capital Management, LLC

60 Arch Street, 2nd Floor

Greenwich, Connecticut 06830

Calypso Capital Management, LP

135 East 57 Street, 20th Floor

New York, New York 10022

Loeb King Capital Management

125 Broad Street, 14th Floor

New York, New York 10004

Parametric Risk Advisors, LLC

274 Riverside Avenue, 1st Floor

Westport, Connecticut 06880

P/E Global LLC

75 State Street, 31st Floor

Boston, Massachusetts 02109

TIG Advisors, LLC

520 Madison Avenue, 26th Floor

New York, NY 10022

Please keep this Supplement for future reference.

SP-WT-SAI-001-314